Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings
10	BORROWINGS
Short-term borrowings
In November 2020, the Group entered into a
one-year
loan agreement with Industrial and Commercial Bank of China, pursuant to which the Group may
borrow up to RMB5,000 with a fixed annual interest rate of 3.60%. The loan was intended for general working capital purposes. In December 2020, the Group drew down RMB5,000 (US$767).
As of December 31, 2020, the short-term borrowings also included RM
B2,370 (US$363)
RMB denominated loans from two third-party individuals with interest rate of 5%
per annum. These loans are unsecured and repayable on demand.
Long-term borrowings
In July 2018, the Group entered into a banking facility agreement with SPD Silicon Valley Bank, pursuant to which the Group was entitled to borrow up to RMB80,000 at varying rates. The first RMB 10,000 of the facility had an annual interest rate of 6.5% and secured by accounts receivable of RMB34,807. The remaining RMB70,000 of the facility had an annual interest rate of 7.0%. The loan was intended for general working capital purposes. In 2018, the Group drew down RMB77,455 which was
due in July 2020. In 2019, the Group early repaid the principal of RMB46,966.
The Group repaid the remaining principal of
RMB30,489 (US$4,637)

during the year ended December 31, 2020
In September 2019, the Group entered into a banking facility agreement for a term of two years with China Merchants Bank, pursuant to which the Group is entitled to borrow up to RMB33,000 at an interest rate separately agreed with the bank at each time of drawdown. The loan was intended for general working capital purposes. In December 2019, the Group drew down RMB14,720 at a fixed annual interest rate of 4.28%
which is due in September 2021, and the
Group repaid the principal of RMB1,500 (US$230). During the year ended December 31, 2020, the Group drew down an additional RMB
18,208 (US$2,790) at a fixed annual interest rate of 4.28% which is due in September 2021
.

 To date the Group repaid RM
B1,780 (US$273)

in total principal.
In May 2018, the Group entered into two 3-year financing arrangements with Zhongguancun Technology Leasing Co., Ltd., which bore interest of an interest rate of
5.8% and were secured by certain machinery and laboratory equipment with an original cost of RMB32,405.
As of December 31, 2020, a total amount of RMB34,695 (US$5,317) repayable within twelve months was classified as “Current portion of long-term borrowings”.